Share capital and additional paid-in capital (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of summarizes the common shares issued and outstanding
	December 31, 2024	December 31, 2023
	$	$
Issued: 50,658,776(2023 – 49,985,102) common shares	69,528,762	67,889,465

Summary of details on dividend
Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 7, 2024	0.012	March 29,2024	April 12, 2024	601,462
May 8, 2024	0.012	June 28, 2024	July 12, 2024	602,883
August 7, 2024	0.012	September 27, 2024	October 11, 2024	607,059
November 6, 2024	0.012	December 31, 2024	January 14, 2025	607,905

	0.048			2,419,309
Declaration date	Dividend per common share	Record date	Payment date	Dividends payable
	$			$
March 13, 2023	0.011	March 31, 2023	April 14, 2023	496,396
May 10, 2023	0.011	June 30, 2023	July 14, 2023	529,672
August 10, 2023	0.011	September 29, 2023	October 13, 2023	536,761
November 8, 2023	0.011	December 29, 2023	January 12, 2024	549,836

	0.044			2,112,665